CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	MDCL USD ($)	Employees and Consultants USD ($)	iHealthStone USD ($)	Related Party, Four USD ($)	Related Party, Five USD ($)	Related Party, Six USD ($)	Shanghai Kangshi	Ordinary Shares USD ($)	Ordinary Shares MDCL	Ordinary Shares Employees and Consultants USD ($)	Ordinary Shares iSoftStone HK	Ordinary Shares Shanghai Kangshi	Treasury shares USD ($)	Treasury shares Jiefeng USD ($)	Treasury shares Kebao USD ($)	Treasury shares iSoftStone HK USD ($)	Shares to be issued USD ($)	Shares to be issued Jiefeng USD ($)	Shares to be issued Kebao USD ($)	Shares to be issued MDCL USD ($)	Shares to be issued Employees and Consultants USD ($)	Shares to be issued Shanghai Kangshi USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Jiefeng USD ($)	Additional paid-in capital Kebao USD ($)	Additional paid-in capital MDCL USD ($)	Additional paid-in capital Employees and Consultants USD ($)	Additional paid-in capital iSoftStone HK USD ($)	Additional paid-in capital Shanghai Kangshi USD ($)	Statutory reserves USD ($)	Retained earnings (Accumulated deficit) USD ($)	Accumulated other comprehensive income USD ($)	Total iSoftStone Holdings Limited shareholders' equity USD ($)	Total iSoftStone Holdings Limited shareholders' equity MDCL USD ($)	Total iSoftStone Holdings Limited shareholders' equity Employees and Consultants USD ($)	Non controlling interest USD ($)	Non controlling interest iHealthStone USD ($)	Non controlling interest Related Party, Four USD ($)	Non controlling interest Related Party, Five USD ($)	Non controlling interest Related Party, Six USD ($)
Beginning Balance at Dec. 31, 2010	$ 225,430								$ 52					$ (1,243)				$ 1,571						$ 241,213							$ 5,703	$ (29,786)	$ 6,914	$ 224,424			$ 1,006
Beginning Balance (in shares) at Dec. 31, 2010									523,953,829
Share-based compensation	9,322																							9,322										9,322
Issuance of ordinary shares in connection with share-based compensation arrangement									665,999
Issuance of ordinary shares in connection with exercise of options and vesting of share units (in shares)									12,178,146
Issuance of ordinary shares in connection with exercise of options and vesting of share units	4,248								1															4,247										4,248
Issuance and transfer of ordinary shares in connection with business acquisition																270				(80)						(190)
Conversion of convertible notes to ordinary shares (in shares)									20,406,720
Conversion of convertible notes to ordinary shares	27,237								2															27,235										27,237
Issuance of ordinary shares in connection with business acquisition (in shares)										152,863
Issuance of ordinary shares in connection with business acquisition		68													200				(55)		(20)				(145)		88								68
Issuance of ordinary shares to a consultant (in shares)											324,849
Issuance of ordinary shares to a consultant			211								1											(154)						364								211
Noncontrolling interest acquired				(14)																																		(14)
Capital contribution from noncontrolling interest shareholder					46	350																																	46	350
Provision for statutory reserves																															3,961	(3,961)
Comprehensive income:
Net income (loss)	18,996																															18,845		18,845			151
Foreign currency translation adjustment	8,865																																8,805	8,805			60
Ending Balance at Dec. 31, 2011	294,759								56					(773)				1,262						282,134							9,664	(14,902)	15,719	293,160			1,599
Ending Balance (in shares) at Dec. 31, 2011									557,682,406
Share-based compensation	11,120																							11,120										11,120
Issuance of ordinary shares in connection with exercise of options and vesting of share units (in shares)									11,686,061
Issuance of ordinary shares in connection with exercise of options and vesting of share units	1,656								1															1,655										1,656
Repurchase of ordinary shares									(161,478)
Noncontrolling interest acquired				38																																		38
Capital contribution from noncontrolling interest shareholder							1,279																																		1,279
Provision for statutory reserves																															1,795	(1,795)
Comprehensive income:
Net income (loss)	22,082																															22,109		22,109			(27)
Foreign currency translation adjustment	2,050																																2,028	2,028			22
Ending Balance at Dec. 31, 2012	332,984								57					(773)				1,262						294,909							11,459	5,412	17,747	330,073			2,911
Ending Balance (in shares) at Dec. 31, 2012									569,206,989
Share-based compensation	12,832																							12,832										12,832
Issuance of ordinary shares in connection with exercise of options and vesting of share units (in shares)									15,514,857
Issuance of ordinary shares in connection with exercise of options and vesting of share units	597								1															596										597
Repurchase of ordinary shares									(83,282)
Cancellation of ordinary shares purchased and held by iSoftstone HK (in shares)												(1,933,455)
Cancellation of ordinary shares purchased and held by iSoftstone HK																	773												(773)
Issuance of ordinary shares in connection with business acquisition (in shares)													873,194
Issuance of ordinary shares in connection with business acquisition																							(1,135)							1,135
Noncontrolling interest acquired				4,025																																		4,025
Capital contribution from noncontrolling interest shareholder							821																																		821
Provision for statutory reserves																															2,177	(2,177)
Comprehensive income:
Net income (loss)	(4,107)																															(3,657)		(3,657)			(450)
Foreign currency translation adjustment	6,699																																6,508	6,508			191
Ending Balance at Dec. 31, 2013	$ 353,851								$ 58									$ 127						$ 308,699							$ 13,636	$ (422)	$ 24,255	$ 346,353			$ 7,498
Ending Balance (in shares) at Dec. 31, 2013									583,578,303